Other assets	12 Months Ended
Dec. 31, 2023
Other assets.
Other assets

11. Other assets

The table below sets forth the components of total other assets at the dates indicated.

	December 31
($ in thousands)	2023	2022
Reinsurance assets	15,371	16,388
Right-of-use assets	13,851	12,716
Property and equipment	3,561	1,313
Prepayments	9,150	199
Other receivables	21,531	21,240
Total other assets	63,464	51,856